Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	POINT BIOPHARMA GLOBAL INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811764
Amendment Flag	true
Document Type	POS AM
Amendment Description	On July 30, 2021, we filed a registration statement on Form S-1 (File No. 333-258325) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale up to an aggregate of 53,211,039 shares of common stock, including up to an aggregate of 2,006,588 shares of our common stock that may be issued to the Selling Securityholders upon exercise of outstanding options held by the Selling Securityholders. The Registration Statement was declared effective by the SEC on August 5, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 25, 2022 (the “Annual Report”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.